Loan Servicing	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Loan Servicing
Loan Servicing

Residential Mortgage Banking Activities

The following tables summarize residential mortgage banking activities. BB&T manages its own residential mortgage loans, including PCI loans.

	December 31,
	2016	2015
	(Dollars in millions)
UPB of residential mortgage and home equity loan servicing portfolio	$121,639	$122,169
UPB of residential mortgage loans serviced for others (primarily agency conforming fixed rate)	90,325	91,132
Mortgage loans sold with recourse	578	702
Maximum recourse exposure from mortgage loans sold with recourse liability	282	326
Indemnification, recourse and repurchase reserves	40	79
FHA-insured mortgage loan reserve	—	85

During 2014, HUD-OIG notified BB&T that it had been selected for an audit/survey to assess compliance with FHA loan origination and quality control requirements. BB&T subsequently received subpoenas from the HUD-OIG and the Department of Justice seeking additional information regarding its lending practices in connection with loans insured by the FHA. During 2014, BB&T recognized an $85 million charge that was included in other expense on the Consolidated Statements of Income. During the third quarter of 2016, BB&T paid $83 million to settle these matters pursuant to an agreement with the Department of Justice. In addition, the Company separately received recoveries of $71 million, resulting in a net benefit of $73 million, which was included in other expense on the Consolidated Statements of Income.

During 2014, BB&T recognized a $33 million adjustment related to the indemnification reserves for mortgage loans sold, which represents an increase in estimated losses that may be incurred on FHA-insured mortgage loans that have not yet defaulted. During 2016, BB&T released $31 million of mortgage repurchase reserves, which was primarily driven by lower anticipated loan repurchase requests. These adjustments were included in loan-related expense on the Consolidated Statements of Income.

Payments made to date for recourse exposure on residential mortgage loans sold with recourse liability have been immaterial.

	As Of / For The Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
UPB of residential mortgage loans sold from the LHFS portfolio	$15,675	$14,764	$13,400
Pre-tax gains recognized on mortgage loans sold and held for sale	139	148	110
Servicing fees recognized from mortgage loans serviced for others	268	273	275
Approximate weighted average servicing fee on the outstanding balance of residential mortgage loans serviced for others	0.28%	0.29%	0.29%
Weighted average interest rate on mortgage loans serviced for others	4.03	4.12	4.20

The following table presents a roll forward of the carrying value of residential MSRs recorded at fair value:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Carrying value, beginning of year	$880	$844	$1,047
Additions	146	156	141
Change in fair value due to changes in valuation inputs or assumptions:
Prepayment speeds	13	91	(219)
Weighted average OAS	10	(52)	—
Servicing costs	2	(25)	(2)
Realization of expected net servicing cash flows, passage of time and other	(136)	(134)	(123)
Carrying value, end of year	$915	$880	$844

Gains (losses) on derivative financial instruments used to mitigate the income statement effect of changes in fair value	$32	$32	$251

The sensitivity of the fair value of the residential MSRs to changes in key assumptions is included in the accompanying table:

	December 31, 2016			December 31, 2015
	Range		Weighted Average	Range		Weighted Average
	Min	Max		Min	Max
	(Dollars in millions)
Prepayment speed	7.5%	8.4%	8.1%	8.1%	9.0%	8.7%
Effect on fair value of a 10% increase			$(28)			$(29)
Effect on fair value of a 20% increase			(54)			(56)

OAS	9.8%	10.2%	10.0%	10.3%	10.6%	10.4%
Effect on fair value of a 10% increase			$(33)			$(33)
Effect on fair value of a 20% increase			(64)			(63)

Composition of loans serviced for others:
Fixed-rate residential mortgage loans			99.1%			99.2%
Adjustable-rate residential mortgage loans			0.9			0.8
Total			100.0%			100.0%

Weighted average life (in years)			7.0			6.8

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. As indicated, changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the above table, the effect of an adverse variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; while in reality, changes in one factor may result in changes in another, which may magnify or counteract the effect of the change.

Commercial Mortgage Banking Activities

CRE mortgage loans serviced for others are not included in loans and leases on the accompanying Consolidated Balance Sheets. The following table summarizes commercial mortgage banking activities for the periods presented:

	December 31,
	2016	2015
	(Dollars in millions)
UPB of CRE mortgages serviced for others	$29,333	$28,163
CRE mortgages serviced for others covered by recourse provisions	4,240	4,198
Maximum recourse exposure from CRE mortgages sold with recourse liability	1,272	1,259
Recorded reserves related to recourse exposure	7	7
Originated CRE mortgages during the year	7,145	7,012
Commercial MSRs at fair value	137	—

Effective January 1, 2016, the Company adopted the fair value option for commercial MSRs, which are included in MSRs at fair value on the Consolidated Balance Sheets, to facilitate hedging against changes in the fair value of the MSR asset. Prior to adoption, commercials MSRs were included in other assets. The impact of the adoption was immaterial.